Income taxes - Changes In Deferred Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	$ (58,064)	$ (46,320)
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	12,945	9,998
Business combinations	1,299	(29,098)
Equity	(2,293)	3,763
Foreign currency exchange differences	1,581	3,593
Net deferred tax assets (liabilities)	(44,532)	(58,064)
Share-based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	4,314	0
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	1,798	551
Business combinations	0	0
Equity	(2,887)	3,763
Foreign currency exchange differences	(97)	0
Net deferred tax assets (liabilities)	3,128	4,314
Net operating tax losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	4,018	2,286
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	468	1,708
Business combinations	1,272	24
Equity	594	0
Foreign currency exchange differences	80	0
Net deferred tax assets (liabilities)	6,432	4,018
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	3,925	3,117
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	2,526	4,637
Business combinations	0	(3,829)
Equity	0	0
Foreign currency exchange differences	9	0
Net deferred tax assets (liabilities)	6,460	3,925
Accrued liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	2,924	1,810
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	883	665
Business combinations	27	374
Equity	0	0
Foreign currency exchange differences	(4)	75
Net deferred tax assets (liabilities)	3,830	2,924
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	(1,800)	1,899
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	1,134	(4,916)
Business combinations	0	1,073
Equity	0	0
Foreign currency exchange differences	5	144
Net deferred tax assets (liabilities)	(661)	(1,800)
Total deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	15,181
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	5,675
Business combinations	1,299
Equity	(2,293)
Foreign currency exchange differences	(12)
Net deferred tax assets (liabilities)	19,850	15,181
Total deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	15,181	7,213
Changes in deferred income taxes [abstract]
Recognized in net income (loss)		7,561
Business combinations		(3,431)
Equity		3,763
Foreign currency exchange differences		75
Net deferred tax assets (liabilities)		15,181
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	(70,043)	(54,267)
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	5,728	7,588
Business combinations	0	(26,740)
Equity	0	0
Foreign currency exchange differences	1,780	3,376
Net deferred tax assets (liabilities)	(62,535)	(70,043)
Property and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	(905)	(773)
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	684	(132)
Business combinations	0	0
Equity	0	0
Foreign currency exchange differences	(192)	0
Net deferred tax assets (liabilities)	(413)	(905)
Deferred costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	(497)	(392)
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	(276)	(103)
Business combinations	0	0
Equity	0	0
Foreign currency exchange differences	0	(2)
Net deferred tax assets (liabilities)	(773)	(497)
Total deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	(73,245)
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	7,270
Business combinations	0
Equity	0
Foreign currency exchange differences	1,593
Net deferred tax assets (liabilities)	(64,382)	(73,245)
Total deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	$ (73,245)	(53,533)
Changes in deferred income taxes [abstract]
Recognized in net income (loss)		2,437
Business combinations		(25,667)
Equity		0
Foreign currency exchange differences		3,518
Net deferred tax assets (liabilities)		$ (73,245)